NATURE OF OPERATIONS AND GOING CONCERN (Detail Textuals) (USD $)	1 Months Ended
	Jan. 28, 2011	Dec. 31, 2014	Dec. 31, 2013
Nature Of Operations And Going Concern [Abstract]
Common shares issued for acquisition of Qeyos	4,789,035
Accumulated losses		$ (13,445,429)	$ (11,325,957)